Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	1290 Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
1290 Convertible Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	1290 Convertible Securities Fund – Class A (TNFAX), T (TNFCX), I (TNFIX) and R (TNFRX) Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds. More information about these and other discounts is available from your financial professional and in the “How Sales Charges are Calculated” and “Ways to Reduce or Eliminate Sales Charges” sections of the Fund’s Prospectus, and the “Purchase, Redemption and Pricing of Shares” section of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in 1290 Funds’ funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation Arrangement is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of convertible securities. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of the underlying common stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility. The Fund’s convertible securities may include investment grade securities (i.e., those securities that are rated at least BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”), or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”)), below investment grade securities (commonly known as “high yield” or “junk bonds”) (i.e., those securities that are rated BB or lower by S&P or Fitch or Ba or lower by Moody’s) or securities that are not rated by a securities rating organization. Many convertible securities are rated below investment grade and the Fund may invest up to 80% of its assets in securities that, at the time of purchase, are rated below investment grade or those that are not rated but deemed to be of comparable quality by the Fund’s investment adviser, 1290 Asset Managers (the “Adviser”), or sub-adviser, Palisade Capital Management, L.L.C. (the “Sub-Adviser”). Such investments may include debt obligations of distressed companies. The Fund may retain the common stock issued upon conversion to permit its orderly sale or for other purposes. The Fund may invest in privately placed and restricted securities. The Fund may invest up to 15% of its net assets in illiquid securities and up to 10% of its net assets in securities of foreign issuers.

The Fund invests primarily in convertible securities of U.S. companies of any size. The Sub-Adviser typically utilizes a quantitative screening process to identify convertible securities for potential investment. Once a security is identified, the Sub-Adviser evaluates the security’s characteristics such as structure, terms and liquidity, as well as quantitative factors such as fair value, expected equity participation, total return profile and implied credit spreads. The Sub-Adviser then engages in an in-depth analysis of those securities that satisfy prior screens to select investments, including analysis of such factors as the issuer’s management, financial condition and competitive position. The Sub-Adviser may sell a security for a variety of reasons, including unexpected results (e.g., decrease in price) or changes in the credit assessment of the company (e.g., credit ratings) or to invest in other securities believed to offer superior investment opportunities. The Fund may engage in active and frequent trading to achieve its investment objective.

Under normal circumstances, up to 20% of the Fund’s net assets may be invested in other securities including: (1) common stock, nonconvertible preferred stock and other equity instruments; (2) nonconvertible debt securities; and (3) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

		The Fund also may lend its portfolio securities to earn additional income.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. Performance may be affected by one or more of the following risks.

Convertible Securities Risk: The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by the Fund in convertible debt securities may not be subject to any ratings restrictions, but the Fund’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Fund should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent the Fund invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company.

Credit Risk: The Fund is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. The downgrade of the credit rating of a security may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity.

Distressed Companies Risk: Debt obligations of distressed companies typically are unrated, lower-rated, or close to default. Securities of distressed companies may be less liquid and are generally more likely to become worthless than the securities of more financially stable companies. If the issuer of a security held by the Fund defaults, the Fund may experience significant losses on the security, which may lower the Fund’s net asset value. Securities tend to lose much of their value before the issuer defaults.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Foreign Securities Risk: Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.
Currency Risk: Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.
Interest Rate Risk: The Fund is subject to the risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of the Fund’s debt securities generally rises. Conversely, when interest rates rise, the value of the Fund’s debt securities generally declines. A fund with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. The Fund is subject to a greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Fund.

Investment Grade Securities Risk: Debt securities generally are rated by national bond ratings agencies. The Fund considers securities to be investment grade if they are rated BBB or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings, Ltd. (“Fitch”), or Baa or higher by Moody’s Investor Services, Inc. (“Moody’s”), or, if unrated, determined by the Adviser or the Sub-Adviser to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk: The Fund is subject to the risk that certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure. The Fund may be required to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the Fund. Judgment plays a greater role in pricing illiquid investments than investments with more active markets.

Market Risk: The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Mid-Cap and Small-Cap Company Risk: The Fund’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

New Fund Risk: The Fund is newly or recently established and has limited operating history. The Fund may not be successful in implementing its investment strategy, and there can be no assurance that the Fund will grow to or maintain an economically viable size, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Until the Fund is fully capitalized, it may be unable to pursue its investment objective or execute its principal investment strategies.

Non-Investment Grade Securities Risk: Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, determined by the Adviser or the Sub-Adviser to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

Portfolio Management Risk: The Fund is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Portfolio Turnover Risk: High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total return.

Privately Placed and Restricted Securities Risk: Privately placed securities are subject to resale restrictions and may be illiquid. The Fund may be unable to sell or transfer these securities due to restrictions on transfers or may be unable to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

		Securities Lending Risk: The Fund may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Fund’s securities lending agent may indemnify the Fund against that risk. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2016, compared to the returns of a broad-based market index. The return of the broad-based market index shown in the right hand column below is the return of the index since the inception of the share class with the longest history. Past performance (before and after taxes) is not an indication of future performance.

		The performance results shown in the bar chart do not reflect any account fees, which would reduce the performance results. Class T shares of the Fund have not commenced operations. Performance information for Class T shares will be available after Class T shares have been in operation for one full calendar year.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s first calendar year of performance. The table below provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns for the past one-year and since inception periods through December 31, 2016, compared to the returns of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class T shares will be available after Class T shares have been in operation for one full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns — Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
5.61% (2016 3rd Quarter)	–2.34% (2016 1st Quarter)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes on distributions and sale of fund shares may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of fund shares may exceed the returns before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
1290 Convertible Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	rr_MaximumAccountFee	$ 25
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
1 Year	rr_ExpenseExampleYear01	$ 576
3 Years	rr_ExpenseExampleYear03	1,019
5 Years	rr_ExpenseExampleYear05	1,486
10 Years	rr_ExpenseExampleYear10	$ 2,775
One Year	rr_AverageAnnualReturnYear01	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2015
1290 Convertible Securities Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	rr_MaximumAccountFee	$ 25
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 379
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,299
10 Years	rr_ExpenseExampleYear10	$ 2,605
1290 Convertible Securities Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	rr_MaximumAccountFee	$ 25
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	$ 2,153
2016	rr_AnnualReturn2016	6.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.34%)
One Year	rr_AverageAnnualReturnYear01	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2015
1290 Convertible Securities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Maximum account fee (deducted from accounts with a balance of less than $1,000)	rr_MaximumAccountFee	$ 25
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,204
10 Years	rr_ExpenseExampleYear10	$ 2,672
One Year	rr_AverageAnnualReturnYear01	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2015
1290 Convertible Securities Fund | returns after taxes on distributions | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2015
1290 Convertible Securities Fund | returns after taxes on distributions and sale of fund shares | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2015
1290 Convertible Securities Fund | BofA Merrill Lynch All U.S. Convertibles Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%

[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Pursuant to a contract, 1290 Asset Managers® has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Fund through April 30, 2018 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which the Fund may invest, 12b-1 fees, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.05% for Class A shares, Class T shares, Class I shares and Class R Shares of the Fund. The Expense Limitation Arrangement may be terminated by 1290 Asset Managers® at any time after April 30, 2018.
[3]	Based on estimates for the current fiscal year.